SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
SEGMENT INFORMATION

20. SEGMENT INFORMATION

The Group offers a wide range of educational and career enhancement services and products focusing on improving educational opportunities for primary and advanced degree school students and employment opportunities for university graduates.

The Group’s chief operating decision maker (“CODM”) has been identified as the CEO who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the Group. Based on management’s assessment, the Group has determined that it has four operating segments which are Tutoring, K-12 Schools, Career Enhancement, and Colleges. These four operating segments are also identified as reportable segments. The reportable segments of tutoring and K-12 schools are grouped under the “Better Schools” division because the segments offer programs and education services using a standards-based curriculum that enables students to improve their academic results and educational opportunities. The reportable segments of career enhancement and colleges are grouped under the “Better Jobs” division because the segments offer services and programs that facilitate post-secondary students to obtain more attractive employment opportunities.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The CODM evaluates performance based on each reporting segment’s revenues, cost of revenues, and gross profit. The CODM does not review balance sheet information to measure the performance of the reportable segments, nor is this part of the segment information regularly provided to the CODM. Revenues, cost of revenues, and gross profit by segment were as follows. Discontinued operations have been excluded from the segment information for periods presented.

For the year ended December 31, 2010

				Better Job
	Better School			Career
	Tutoring	K-12	Subtotal	Enhancement	College*	Subtotal	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net Revenues	588,098	251,635	839,733	271,350	3,572	274,922	1,114,655
Cost of revenue	(256,212)	(141,942)	(398,154)	(77,238)	(4,393)	(81,631)	(479,785)
Gross profit	331,886	109,693	441,579	194,112	(821)	193,291	634,870

For the year ended December 31, 2011

				Better Job
	Better School			Career
	Tutoring	K-12	Subtotal	Enhancement	College*	Subtotal	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net Revenues	777,969	270,059	1,048,028	505,202	19,141	524,343	1,572,371
Cost of revenue	(341,942)	(168,964)	(510,906)	(168,546)	(3,192)	(171,738)	(682,644)
Gross profit	436,027	101,095	537,122	336,656	15,949	352,605	889,727

For the year ended December 31, 2012

				Better Job
	Better School			Career
	Tutoring	K-12	Subtotal	Enhancement	College*	Subtotal	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net Revenues	773,611	257,441	1,031,052	310,016	2,695	312,711	1,343,763
Cost of revenue	(492,087)	(176,951)	(669,038)	(185,697)	(3,179)	(188,876)	(857,914)
Gross profit	281,524	80,490	362,014	124,319	(484)	123,835	485,849

*Software product sales through Taishidian Holding.

The Group primarily operates in the PRC. Substantially all the Group’s long-lived assets are located in the PRC.